Basic and Diluted Net Earnings/(Loss) Per Share - Computation of Basic and Diluted Earnings Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Basic net earnings/(loss) per share calculation: Numerator
Net income/(loss)	¥ (215,094)	$ (32,962)	¥ (1,034,510)	¥ 122,432
Basic and diluted net earnings/(loss) per share calculation: Denominator
Weighted-average ordinary shares outstanding	2,345,703,779	2,345,703,779	2,153,172,769	1,964,499,660
Basic and diluted net earnings/(loss) per share (RMB cent per share) | ¥ / shares	¥ (9.17)		¥ (48.05)	¥ 6.23
Diluted net earnings/(loss) per share calculation: Numerator
Net income/(loss)	¥ (215,094)	$ (32,962)	¥ (1,034,510)	¥ 122,432
Diluted net earnings/(loss) per share calculation: Denominator
— Basic	2,345,703,779	2,345,703,779	2,153,172,769	1,964,499,660
Add: weighted-average RSUs				13,661,413
Weighted-average number of shares used in calculating diluted net earnings (loss) per share	2,345,703,779	2,345,703,779	2,153,172,769	1,978,161,073
Diluted net earnings/(loss) per share (RMB cent per share) | (per share)	¥ (9.17)	$ (1.41)	¥ (48.05)	¥ 6.19